Fair Value of Financial Instruments and Fair Value Measurements (Details 1)	Dec. 31, 2018 USD ($)
Total Investments	$ 215,528
Level 1 [Member]
Total Investments	215,528
Level 2 [Member]
Total Investments
Level 3 [Member]
Total Investments
Common Stock [Member]
Total Investments	215,528
Common Stock [Member] | Level 1 [Member]
Total Investments	215,528
Common Stock [Member] | Level 2 [Member]
Total Investments
Common Stock [Member] | Level 3 [Member]
Total Investments